Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings	₨ 780,869.5	$ 11,290.8	₨ 665,906.2
Purchased financing receivable outstanding	₨ 514,756.0		₨ 364,113.0